RELATED PARTIES BALANCES AND TRANSACTIONS ( Schedule of Balances and Transactions with Related Parties ) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Employees accrued salaries and bonuses	$ 82	$ 244	$ 324
Directors accrued fees expenses	28	54	33
Employees and directors expense	$ 110	$ 298	$ 357